STOCKHOLDERS' DEFICIT (Details Narrative 2) - USD ($)			6 Months Ended	9 Months Ended
	Jun. 10, 2016	Dec. 23, 2015	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2016	Sep. 21, 2016	Sep. 19, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 22, 2014
Accrued interest				$ 317,000
Warrants [Member]
Warrant outstanding			6,895	7,160	7,146			3,912	4,078
Warrant exercise price (in dollars per share)				$ 50.41
Warrants [Member] | Maximum [Member]
Warrant expiration year			2021
Warrants [Member] | Minimum [Member]
Warrant expiration year			2017
Finder's Fee Agreement [Member] | Warrants [Member] | Maxim Group LLC [Member]
Number of shares called	4,000
Finder's fee paid	$ 20,000
Second Amended Note & Warrant Agreement [Member] | Maxim Group LLC [Member]
Face amount	$ 200,000
Second Amended Note & Warrant Agreement [Member] | Warrants [Member]
Face amount		$ 6,000,000
Number of shares called		1,263,406
Debt conversion price (in dollars per share)		$ 0.25
Number of shares cancelled		600,000
Warrant outstanding			6,895	7,160
Warrant exercise price (in dollars per share)		$ 0.05
Second Amended Note & Warrant Agreement [Member] | Warrants [Member] | Maximum [Member]
Warrant exercise price (in dollars per share)			$ 1,800	$ 1,800
Second Amended Note & Warrant Agreement [Member] | Warrants [Member] | Minimum [Member]
Warrant exercise price (in dollars per share)			9.44	9.44
Second Amended Note & Warrant Agreement [Member] | Warrants [Member] | Weighted Average [Member]
Warrant exercise price (in dollars per share)			$ 48.17	$ 50.41
Second Omnibus Amendment [Member]
Face amount							$ 6,000,000
Accrued interest						$ 317,000
Debt conversion price (in dollars per share)						$ 5.00	$ 5.00
Second Omnibus Amendment [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Face amount							$ 6,000,000
Extinguishment of debt expense				$ 6,322,000
Accrued interest							$ 316,965
Original Note Purchase Agreement [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Face amount										$ 2,500,000
Accrued interest		$ 121,900
Original Note Purchase Agreement [Member] | RSJ Private Equity & Nine Accredited Investors [Member] | 5% Senior Secured Notes Convertible (the "September 2014 Notes") [Member]
Face amount				$ 6,000,000